SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”) and present the consolidated financial statements of the Company and its wholly owned and majority owned subsidiaries as of December 31, 2016.  In the preparation of consolidated financial statements of the Company, intercompany transactions and balances are eliminated.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates made by management include, but are not limited to, estimating the useful lives of patent assets, the assumptions used to calculate fair value of warrants and options granted, goodwill and intangible assets impairment, realization of long-lived assets, valuation of Clouding IP earn out liability, deferred income taxes, unrealized tax positions and business combination accounting.

Cash

Cash

The Company considers all highly liquid debt instruments and other short-term investments with maturity of three months or less, when purchased, to be cash equivalents.  The Company maintains cash and cash equivalent balances at one financial institution that is insured by the Federal Deposit Insurance Corporation. The Company’s accounts at this institution are insured, up to $250,000, by the Federal Deposit Insurance Corporation (“FDIC”). For the years ended December 31, 2016 and 2015, the Company’s bank balances exceeded the FDIC insurance limit. To reduce its risk associated with the failure of such financial institution, the Company evaluates at least annually the rating of the financial institution in which it holds deposits.

Accounts Receivable

Accounts Receivable

The Company has a policy of reserving for accounts based on its best estimate of the amount of probable credit losses in its existing accounts receivable.  The Company periodically reviews its accounts receivable to determine whether an allowance is necessary based on an analysis of past due accounts and other factors that may indicate that the realization of an account may be in doubt.  Account balances deemed to be uncollectible are charged to the bad debt expense after all means of collection have been exhausted and the potential for recovery is considered remote.  At December 31, 2016 and 2015, the Company had recorded an allowance for bad debts in the amounts of $387,976 and $375,750, respectively.  Net accounts receivable at December 31, 2016 and 2015 were $95,069 and $136,842, respectively.

Concentration of Revenue and Geographic Area

Concentration of Revenue and Geographic Area

Revenue from the Company’s patent enforcement activities is considered United States revenue as any payments for licenses included in that revenue are for United States operations irrespective of the location of the licensee’s or licensee’s parent home domicile.

Revenues from the five largest licenses for the year ended December 31, 2016 accounted for approximately 97% of the Company’s total 2016 revenue and revenue from the largest five licenses in 2015 accounted for approximately 62% of the Company’s revenues for the year ended December 31, 2015. The Company derived these revenues from the one-time issuance of non-recurring, non-exclusive, non-assignable licenses. While the Company has a growing portfolio of patents, at this time, the Company expects that a significant portion of its future revenues will be based on one-time grants of similar non-recurring, non-exclusive, non-assignable licenses to a relatively small number of entities and their affiliates. Further, with the expected small number of firms with which the Company enters into license agreements, and the amount and timing of such license agreements, the Company also expects that its revenues may be highly variable from one period to the next. For the year ended December 31, 2016 the Company earned $161,000 of revenues in Germany.

At the current time, we define customers as firms that obtain licenses to the Company’s patents, either prior to or during enforcement litigation. These firms generally enter into non-recurring, non-exclusive, non-assignable license agreements with the Company, and these customers do not generally engage on ongoing, recurring business activity with the Company.  The Company has historically had a small number of customers enter into such agreements, resulting in higher levels of revenue concentration.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) Topic 605, “Revenue Recognition”. Revenue is recognized when (i) persuasive evidence of an arrangement exists, (ii) all obligations have been substantially performed, (iii) amounts are fixed or determinable and (iv) collectability of amounts is reasonably assured. In general, revenue arrangements provide for the payment of contractually determined fees in consideration for the grant of certain intellectual property rights for patented technologies owned or controlled by the Company.

These rights typically include some combination of the following: (i) the grant of a non-exclusive, perpetual license to use patented technologies owned or controlled by the Company, (ii) a covenant-not-to-sue, (iii) the dismissal of any pending litigation.

The intellectual property rights granted typically are perpetual in nature.  Pursuant to the terms of these agreements, the Company has no further obligation with respect to the grant of the non-exclusive licenses, covenants-not-to-sue, releases, and other deliverables, including no express or implied obligation on the Company’s part to maintain or upgrade the technology, or provide future support or services. Generally, the agreements provide for the grant of the licenses, covenants-not-to-sue, releases, and other significant deliverables upon execution of the agreement. As such, the earnings process is complete and revenue is recognized upon the execution of the agreement, when collectibility is reasonably assured, and when all other revenue recognition criteria have been met.

The Company also considers the revenue generated from its settlement and licensing agreements as one unit of accounting under ASC 605-25, “Multiple-Element Arrangements” as the delivered items do not have value to customers on a standalone basis, there are no undelivered elements and there is no general right of return relative to the license. Under ASC 605-25, the appropriate recognition of revenue is determined for the combined deliverables as a single unit of accounting and revenue is recognized upon delivery of the final elements, including the license for past and future use and the release.

Also, due to the fact that the settlement element and license element for past and future use are the Company’s major central business, the Company presents these two elements as one revenue category in its statement of operations. The Company does not expect to provide licenses that do not provide some form of settlement or release. Revenue from patent enforcement activities accounted for 100% of the Company’s revenues for the years ended December 31, 2016 and December 31, 2015.

Prepaid Expenses

Prepaid Expenses

Prepaid expenses of $428,049 and $338,598 at December 31, 2016 and 2015, respectively, consist primarily of costs paid for future services that will occur within a year. Prepaid expenses include prepayments in cash and in equity instruments for investor relations public relations services, business advisory, other consulting and prepaid insurance, all of which assets are being amortized over the terms of their respective agreements.

Bonds Posted With Courts

Bonds Posted With Courts

Under certain circumstances related to litigations in Germany, the Company is either required to or may decide to enter a bond with the courts.  As of December 31, 2016 and December 31, 2015, the Company had outstanding bonds in the amount of $0 and $1,748,311, respectively.  These bonds were entered into in Germany after the first instance of litigation of some of the Company’s patents in German courts and the difference in the balance of the litigation bonds at December 31, 2016 compared to December 31, 2015 is attributable to the repayment of all outstanding bonds.

Related Party Transactions

Related Party Transactions

Parties are considered related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions.

On May 10, 2016, the Company entered into an executive employment agreement with Erich Spangenberg pursuant to which Mr. Spangenberg became the Company’s Director of Acquisitions, Licensing and Strategy.

On May 13, 2013, we entered into a six-year advisory services agreement (the “Advisory Services Agreement”) with IP Navigation Group, LLC (“IP Nav”), of which Erich Spangenberg is founder and former Chief Executive Officer.  Mr. Spangenberg is an affiliate of the Company. The terms of the Advisory Services Agreement provide that, in consideration for its services as intellectual property licensing agent, the Company will pay to IP Navigation Group, LLC between 10% and 20% of the gross proceeds of certain licensing campaigns in which IP Navigation Group, LLC acts as intellectual property licensing agent.

On November 18, 2013, we entered into Amendment No. 1 to the Executive Employment Agreement with our Chief Executive Officer and Chairman, Doug Croxall, pursuant to which Mr. Croxall’s base salary was raised to $480,000, subject to a 3% increase every year commencing on November 14, 2014. We also granted Mr. Croxall a bonus of $350,000 and ten-year stock options to purchase an aggregate of 100,000 shares of our Common Stock, with a strike price of $5.93 per share (representing the closing price on the date of grant), vesting in twenty-four (24) equal installments on each monthly anniversary of the date of grant.

On November 18, 2013, we entered into a consulting agreement with Jeff Feinberg (“Feinberg Agreement”), pursuant to which we agreed to grant Mr. Feinberg 100,000 shares of our restricted Common Stock, 50% of which shall vest on the one-year anniversary of the Feinberg Agreement and the remaining 50% of which shall vest on the second-year anniversary of the Feinberg Agreement. Mr. Feinberg is the trustee of The Feinberg Family Trust and holds voting and dispositive power over shares held by The Feinberg Family Trust, which is a 10% beneficial owner of our Common Stock.

On May 2, 2014, the Company completed the acquisition of certain ownership rights (the “Acquired Intellectual Property”) from TechDev, Granicus and SFF pursuant to the terms of three purchase agreements between: (i) the Company, TechDev, SFF and DA Acquisition LLC, a newly formed Texas limited liability company and wholly-owned subsidiary of the Company; (ii) the Company, Granicus, SFF and IP Liquidity Ventures Acquisition LLC, a newly formed Delaware limited liability company and wholly-owned subsidiary of the Company; and (iii) the Company, TechDev,  SFF and Sarif Biomedical Acquisition LLC, a newly formed Delaware limited liability company and wholly-owned subsidiary of the Company. TechDev, SFF and Granicus are owned or controlled by Erich Spangenberg or family members or associates.

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Pursuant to the DA Agreement, the Company acquired 100% of the limited liability company membership interests of Dynamic Advances, LLC, a Texas limited liability company, in consideration for: (i) two cash payments of $2,375,000, one payment due at closing and the other payment was due on or before June 30, 2014, with such second payment being subject to increase to $2,850,000 if not made on or before June 30, 2014; and (ii) 195,500 shares of the Company’s Series B Convertible Preferred Stock.  The remaining cash payment was made on April 1, 2015 and is fully paid.  Under the terms of the DA Agreement, TechDev and SFF are entitled to possible future payments for a maximum consideration of $250,000,000 pursuant to the Pay Proceeds Agreement described below.

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Pursuant to the IP Liquidity Agreement, the Company acquired 100% of the limited liability company membership interests of IP Liquidity Ventures, LLC, a Delaware limited liability company, in consideration for: (i) two cash payments of $2,375,000, one payment due at closing and the other payment was due on or before June 30, 2014, with such second payment being subject to increase to $2,850,000 if not made on or before June 30, 2014; and (ii) 195,500 shares of the Company’s Series B Convertible Preferred Stock.  The remaining cash payment was made on April 1, 2015 and is fully paid.  Under the terms of the IP Liquidity Agreement, Granicus and SFF are entitled to possible future payments for a maximum consideration of $250,000,000 pursuant to the Pay Proceeds Agreement described below.

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Pursuant to the Sarif Agreement, the Company acquired 100% of the limited liability company membership interests of Sarif Biomedical, LLC, a Delaware limited liability company, in consideration for two cash payments of $250,000, one payment due at closing and the other payment was due on or before June 30, 2014, with such second payment being subject to increase to $300,000 if not made on or before June 30, 2014.  The remaining cash payment was made on February 24, 2015 and is fully paid.  Under the terms of the Sarif Agreement, TechDev and SFF are entitled to possible future payments for a maximum consideration of $250,000,000 pursuant to the Pay Proceeds Agreement described below.

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Pursuant to the Pay Proceeds Agreement, the Company may pay the sellers a percentage of the net recoveries (gross revenues minus certain defined expenses) that the Company makes with respect to the assets held by the entities that the Company acquired pursuant to the DA Agreement, the IP Liquidity Agreement and the Sarif Agreement.  Under the terms of the Pay Proceeds Agreement, as amended in 2016, if the Company recovers $10,000,000 or less with regard to the IP Assets, then nothing is due to the sellers; if the Company recovers between $13,000,000 and $40,000,000 with regard to the IP Assets, then the Company shall pay 40% of the cumulative gross proceeds of such recoveries to the sellers; and if the Company recovers over $40,000,000 with regard to the IP Assets, the Company shall pay 50% of the cumulative gross proceeds of such recoveries to the sellers.  Pursuant to the amendment to the Pay Proceeds Agreement, the Company paid TechDev, Granicus and SFF $2.4 million. In no event will the total payments made by the Company under the Pay Proceeds Agreement exceed $250,000,000.

On May 2, 2014, we entered into an opportunity agreement (the “Marathon Opportunity Agreement”) with Erich Spangenberg, who is an affiliate of the Company.  The terms of the Marathon Opportunity Agreement provide that we have ten business days after receiving notice from Mr. Spangenberg to provide up to 50% of the funding for certain opportunities relating to the licensing, intellectual property acquisitions and/or intellectual property enforcement actions in which Mr. Spangenberg, IP Nav or any entity controlled by Mr. Spangenberg, other than: (i) IP Nav or any of its affiliates, and (ii) Medtech Development, LLC or any of its affiliates.

On June 17, 2014, Selene Communication Technologies Acquisition LLC (“Acquisition LLC”), a Delaware limited liability company and newly formed wholly-owned subsidiary of the Company, entered into a merger agreement with Selene Communication Technologies, LLC (“Selene”). Selene owned a patent portfolio consisting of three United States patents in the field of search and network intrusion that relate to tools for intelligent searches applied to data management systems as well as global information networks such as the internet. IP Nav provided patent monetization and support services under an existing agreement with Selene prior to the return of the patents to Stanford Research Institute (“SRI”), the original owners of the patents.

On August 29, 2014, the Company entered into a patent purchase agreement to acquire a portfolio of patents from Clouding IP, LLC for an aggregate purchase price of $2.4 million, of which $1.4 million was paid in cash and $1.0 million was paid in the form of a promissory note issued by the Company that matured on October 31, 2014 and was fully paid prior to the maturation date. The Company also issued 25,000 shares of its restricted common stock in connection with the acquisition. Clouding IP, LLC is also entitled to certain possible future cash payments. Clouding IP LLC is owned or controlled by Erich Spangenberg or family members or associates.

On October 10, 2014, the Company entered into an interest sale agreement with MedTech Development, LLC (“MedTech”) to acquire from MedTech 100% of the limited liability membership interests of OrthoPhoenix and TLIF as well as 100% of the shares of MedTech GmbH.  In connection with the transaction, the Company is obligated to pay to MedTech $1 million at closing and $1 million on each of the following nine (9) month anniversary dates of the closing.  On July 16, 2015, the Company entered into a forbearance agreement (the “Agreement”) with MedTech Development, the holder of a Promissory Note issued by the Company, dated October 10, 2014. Pursuant to the Agreement, the term of the Note was extended to October 1, 2015 and the Note began accruing interest starting from May 13, 2015. In addition, the Company agreed to make certain mandatory prepayments under certain circumstances and issue to MedTech Development 200,000 shares of restricted common stock of the Company.  In accordance with ASC 470-50, the Company recorded this agreement as debt extinguishment and $654,000 was recorded as loss on debt extinguishment during the year ended September 30, 2015.  On October 23, 2015, the Company entered into Amendment No. 1 to the Forbearance Agreement (the “Amendment”) entered into with MedTech Development on July 16, 2015.  Pursuant to the Amendment, the due date of the Promissory Note was extended to October 23, 2016 in return for which the Company made a payment of $100,000 on October 23, 2015 and modified the terms under which the Company agreed to make mandatory prepayments under certain circumstances.  The acquired subsidiaries are also obligated to make certain additional payments to MedTech from recoveries following the receipt by the acquired subsidiaries of 200% of the purchase payments, plus recovery of out of pocket expenses in connection with patent claims.  The participation payments may be paid, at the election of the Company, in common stock of Marathon at the market price on the date of issuance. In connection with the transaction, the Company entered into a promissory note, common interest agreement and in the event of issuance of common stock to MedTech, will enter into a lockup and registration rights agreement.  Approximately forty-five percent (45%) of MedTech is owned or controlled by Erich Spangenberg or family members or associates.

On October 1, 2016, one of the Company’s subsidiaries, PG Technologies S.a.r.l. entered into an advisory services agreement with Granicus IP, LLC, an entity owned or controlled by one of the Company’s employees, whereby Granicus receives a percentage of pre-tax return from PG Technologies after certain revenue thresholds have been met.

During 2016, certain officers and directors of the Company received restricted common stock in the Company’s 3D Nano subsidiary.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company measures at fair value certain of its financial and non-financial assets and liabilities by using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, essentially an exit price, based on the highest and best use of the asset or liability. The levels of the fair value hierarchy are:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The carrying amounts reported in the consolidated balance sheet for cash, accounts receivable, accounts payable, and accrued expenses, approximate their estimated fair market value based on the short-term maturity of these instruments. The carrying value of notes payable and other long-term liabilities approximate fair value as the related interest rates approximate rates currently available to the Company.

The Clouding IP earn out liability was determined to be a Level 3 liability, which requires fair assessment of fair value at each period end by using a discounted cash flow model as the valuation methodology, using unobservable inputs, such as revenue and expenses forecasts, timing of proceeds, and discount rates. Based on the reassessment of fair value as of December 31, 2016, the Company determined the Clouding IP earn out liability to be $81,930 (current portion) and $1,400,082 (long-term portion), which resulted in a gain from exchange in fair value adjustment of $1,832,872 for the year ended December 31, 2016.  Further, the periodic reassessment resulted in a non-routine impairment of the Clouding patent intangible assets of $3,089,983 for the year ended December 31, 2016.

Under certain circumstances related to litigations in Germany, the Company is either required to or may decide to enter a bond with the courts.  As of December 31, 2016 and December 31, 2015, the Company had outstanding bonds in the amount of $0 and $1,748,311, respectively.  These bonds were entered into in Germany after the first instance of litigation of some of the Company’s patents in German courts and the difference in the balance of the litigation bonds at December 31, 2016 compared to December 31, 2015 is attributable to the repayment of all outstanding bonds. The Company adjusts the value of the bonds at the end of each reporting period to reflect changes to the exchange rate between the Euro and the US Dollar.

Accounting for Acquisitions

Accounting for Acquisitions

In the normal course of its business, the Company makes acquisitions of patent assets and may also make acquisitions of businesses.  With respect to each such transaction, the Company evaluates facts of the transaction and follows the guidelines prescribed in accordance with ASC 805 — Business Combinations to determine the proper accounting treatment for each such transaction and then records the transaction in accordance with the conclusions reached in such analysis.  The Company performs such analysis with respect to each material acquisition within the consolidated group of entities.

Income Taxes

Income Taxes

The Company accounts for income taxes pursuant to the provision of ASC 740-10, “Accounting for Income Taxes” which requires, among other things, an asset and liability approach to calculating deferred income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.

The Company follows the provision of the ASC 740-10 related to Accounting for Uncertain Income Tax Position. When tax returns are filed, it is more likely than not that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. In accordance with the guidance of ASC 740-10, the benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is most likely that not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions.

Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50% likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above should be reflected as a liability for uncertain tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination. The Company believes its tax positions will more likely than not be upheld upon examination. As such, the Company has not recorded a liability for uncertain tax benefits.

The federal and state income tax returns of the Company are subject to examination by the Internal Revenue Service and state taxing authorities, generally for three years after they were filed. The Company is in the process of filing the 2016 tax returns. After review of the prior year financial statements and the results of operations through December 31, 2016, the Company has recorded a full valuation allowance on its deferred tax asset.

Basic and Diluted Net Loss per Share

Basic and Diluted Net Loss per Share

Net loss per common share is calculated in accordance with ASC Topic 260: Earnings Per Share (“ASC 260”). Basic loss per share is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding during the period. The computation of diluted net loss per share does not include dilutive Common Stock equivalents in the weighted average shares outstanding, as they would be anti-dilutive. As of December 31, 2016, the Company has warrants to purchase 466,078 shares of Common Stock outstanding, options to purchase 3,516,136 shares of Common Stock outstanding, convertible notes convertible into 66,667 shares of Common Stock outstanding and 782,004 shares of Series B Convertible Preferred Stock convertible into 782,004 shares of Common Stock outstanding, all of which were excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact on the Company’s net loss per share computation.

The following table sets forth the computation of basic and diluted loss per share on a GAAP basis:

	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net loss attributable to Common Shareholders	$(28,665,024)	$(16,939,859)

Denominator
Weighted Average Common Shares - Basic	15,178,056	14,208,787
Weighted Average Common Shares - Diluted	15,178,056	14,208,787

Earnings (Loss) per common share:
Earnings (Loss) - Basic	$(1.89)	$(1.19)
Earnings (Loss) - Diluted	$(1.89)	$(1.19)

Intangible Assets - Patents

Intangible Assets - Patents

Intangible assets include patents purchased and patents acquired in lieu of cash in licensing transactions. The patents purchased are recorded based on the cost to acquire them and patents acquired in lieu of cash are recorded at their fair market value.  The costs of these assets are amortized over their remaining useful lives. Useful lives of intangible assets are periodically evaluated for reasonableness and the assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may no longer be recoverable. The Company recorded impairment charges to its intangible assets during the year ended December 31, 2016 in the amount of $11,958,882, associated with the end of life of a number of the Company’s portfolios, compared to an impairment charge in the amount of $5,793,409 during the year ended December 31, 2015 associated with the reduction in the carrying value of one the Company’s portfolios.

Goodwill

Goodwill

Goodwill is tested for impairment at the reporting unit level at least annually in accordance with ASC 350, and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

When conducting its annual goodwill impairment assessment, the Company initially performs a qualitative evaluation of whether it is more likely than not that goodwill is impaired. If it is determined by a qualitative evaluation that it is more likely than not that goodwill is impaired, the Company then applies a two-step impairment test. The two-step impairment test first compares the fair value of the Company’s reporting unit to its carrying or book value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not impaired. If the carrying value of the reporting unit exceeds its fair value, the Company determines the implied fair value of the reporting unit’s goodwill and if the carrying value of the reporting unit’s goodwill exceeds its implied fair value, then an impairment loss equal to the difference is recorded in the consolidated statement of operations. The Company performs the annual testing for impairment of goodwill at the reporting unit level during the quarter ended September 30.

For the year ended December 31, 2016, the Company recorded an impairment charge to its goodwill in the amount of $4,336,307, and for the year ended December 31, 2015, the Company recorded no impairment charge to its goodwill.

Other Intangible Assets

Other Intangible Assets

In accordance with ASC 350-30, “Intangibles - Goodwill and Others”, the Company assesses the impairment of identifiable intangibles whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors the Company considers to be important which could trigger an impairment review include the following: (1) significant underperformance relative to expected historical or projected future operating results; (2) significant changes in the manner of use of the acquired assets or the strategy for the overall business; and (3) significant negative industry or economic trends.

When the Company determines that the carrying value of intangibles may not be recoverable based upon the existence of one or more of the above indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company accounts for the impairment or disposal of long-lived assets according to the ASC 360 “Property, Plant and Equipment”.  The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of long-lived assets may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated future net undiscounted cash flows that the Company expects to be generated by the asset. When necessary, impaired assets are written down to estimated fair value based on the best information available. Estimated fair value is generally based on either appraised value or measured by discounting estimated future cash flows. Considerable management judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could vary significantly from such estimates. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The Company did not record any impairment charges on its long-lived assets during the years ended December 31, 2016 and 2015.

Stock-based Compensation

Stock-based Compensation

Stock-based compensation is accounted for based on the requirements of the Share-Based Payment Topic of ASC 718 which requires recognition in the consolidated financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award (presumptively, the vesting period). The ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award. As stock-based compensation expense is recognized based on awards expected to vest, forfeitures are also estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. For the year ended December 31, 2016, the expected forfeiture rate was 2.4%, which resulted in a decrease in expense of $44,146, recognized in the Company’s compensation expenses and for the year ended December 31, 2015, the expected forfeiture rate was 10.40%, which resulted in a decrease in expense of $28,663, recognized in the Company’s compensation expenses.  The Company will continue to re-assess the impact of forfeitures if actual forfeitures increase in future quarters.

Pursuant to ASC Topic 505-50, for share-based payments to consultants and other third parties, compensation expense is determined at the “measurement date.” The expense is recognized over the vesting period of the award. Until the measurement date is reached, the total amount of compensation expense remains uncertain. The Company initially records compensation expense based on the fair value of the award at the reporting date.

Reclassification

Reclassification

Certain prior year reported amounts have been reclassified to conform to the current year presentation. The reclassification did not have an impact on previously issued net income (loss) or Total Shareholders’ Equity.

Liquidity and Capital Resources

Liquidity and Capital Resources

At December 31, 2016, we had approximately $5.0 million in cash and cash equivalents and a working capital deficit of approximately $14.9 million.

Based on the Company’s current revenue and profit projections, management is uncertain that the Company’s existing cash and accounts receivables will be sufficient to fund its operations through at least the next twelve months from the issuance date of the financial statements, raising substantial doubt regarding the Company’s ability to continue operating as a going concern. If we do not meet our revenue and profit projections or the business climate turns negative, then we will need to:

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raise additional funds to support the Company’s operations; provided, however, there is no assurance that the Company will be able to raise such additional funds on acceptable terms, if at all. If the Company raises additional funds by issuing securities, existing stockholders may be diluted; and

•	review strategic alternatives.

If adequate funds are not available, we may be required to curtail our operations or other business activities or obtain funds through arrangements with strategic partners or others that may require us to relinquish rights to certain technologies or potential markets. The accompanying consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlements of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-04 Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”). This guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation.  Under the amended guidance, a goodwill impairment charge will now be recognized for the amount by which the carrying value of a reporting unit exceeds its fair value, not to exceed the carrying amount of goodwill. This guidance is effective for interim and annual period beginning after December 15, 2019, with early adoption permitted for any impairment tests performed after January 1, 2017.

In January 2017, the FASB issued ASU 2017-01 Business Combinations (Topic 805): Clarifying the Definition of a Business (“ASU 2017-01”), which clarifies the definition of a business and assists entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. Under this guidance, when substantially all of the fair value of gross assets acquired is concentrated in a single asset (or group of similar assets), the assets acquired would not represent a business. In addition, in order to be considered a business, an acquisition would have to include at a minimum an input and a substantive process that together significantly contribute to the ability to create an output. The amended guidance also narrows the definition of outputs by more closely aligning it with how outputs are described in FASB guidance for revenue recognition. This guidance is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted.

In October 2016, the FASB issued ASU 2016-16 Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory (“ASU 2016-16”), which eliminates the exception in existing guidance which defers the recognition of the tax effects of intra-entity asset transfers other than inventory until the transferred asset is sold to a third party. Rather, the amended guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. This guidance is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted as of the beginning of an annual reporting period. The Company is currently assessing the impact of this guidance on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15 Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). The standard is intended to eliminate diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. ASU 2016-15 will be effective for fiscal years beginning after December 15, 2017. Early adoption is permitted for all entities. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In May 2014, the FASB Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers, as a new Topic, (ASC) Topic 606. The new revenue recognition standard provides a five-step analysis of transactions to determine when and how revenue is recognized. The core principle is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers: Deferral of the Effective Date, which deferred the effective date of the new revenue standard for periods beginning after December 15, 2016 to December 15, 2017, with early adoption permitted but not earlier than the original effective date. This ASU must be applied retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. We are considering the alternatives of adoption of this ASU and we are conducting our review of the likely impact to the existing portfolio of customer contracts entered into prior to adoption.  After completing our review, we will continue to evaluate the effect of adopting this guidance upon our results of operations, cash flows and financial position.

In March 2016, the FASB issued ASU No. 2016-09, “Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting” (“ASU 2016-09”). The standard is intended to simplify several areas of accounting for share-based compensation arrangements, including the income tax impact, classification on the statement of cash flows and forfeitures. ASU 2016-09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016, and early adoption is permitted. Accordingly, the standard is effective for us on January 1, 2017 and we are currently evaluating the impact that the standard will have on our consolidated financial statements.

In March 2016, the FASB issued ASU 2016-07, Simplifying the Transition to the Equity Method of Accounting. The amendments in the ASU eliminate the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investment had been held. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. Therefore, upon qualifying for the equity method of accounting, no retroactive adjustment of the investment is required. This ASU is effective for annual reporting periods beginning after December 15, 2016, and interim periods within those years and should be applied prospectively upon the effective date. Early adoption is permitted. The Company is currently evaluating the provisions of this guidance.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). The standard requires a lessee to recognize assets and liabilities on the balance sheet for leases with lease terms greater than 12 months. ASU 2016-02 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2018, and early adoption is permitted. Accordingly, the standard is effective for us on September 1, 2019 using a modified retrospective approach. We are currently evaluating the impact that the standard will have on our consolidated financial statements.

There were other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.